MINERAL PROPERTIES (Details Narrative)				1 Months Ended						12 Months Ended
	Oct. 11, 2021 CAD ($) shares	Jun. 09, 2021 CAD ($) shares	Mar. 12, 2020 CAD ($)	Oct. 29, 2021 CAD ($)	Sep. 15, 2021 CAD ($) shares	Jun. 30, 2021	Apr. 28, 2021 CAD ($)	Feb. 26, 2021 CAD ($) shares	Feb. 26, 2021 USD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Aggregate common share issued | shares										1,843,832	1,843,832
Provision for environmental remediation activities											$ 1,500,000
NSR royalty percentage										1.50%	1.50%
Swain Lake Property Option
Statement [Line Items]
Cash payment							$ 200,000
Expenditures							500,000
Paying in cash for project							$ 1,000,000
Ownership percenatge							100.00%
First Mining percentage rate							70.00%
Amount received upon issuance of shares							$ 1,000,000
Common share issued during period | shares										702,875	702,875
Common share issued during period, value											$ 100,000
Share payments totaling							$ 425,000
Vixen Properties Acquisition
Statement [Line Items]
Expenditures					$ 500,000
Ownership percentage description					First Mining will hold a 70% interest in the Vixen Properties and will have an additional period of two years to acquire the remaining 30%
Paying in cash for project					$ 500,000						$ 100,000
Ownership percenatge					100.00%
First Mining percentage rate					70.00%
Amount received upon issuance of shares					$ 500,000
Share payments | shares					400,000
Common share issued during period | shares										444,887	444,887
Cash payments					$ 550,000
Hope Brook
Statement [Line Items]
Shares issued during period | shares		36,500,000
Expenditures		$ 20,000,000
Shares received | shares		11,500,000
Other percentage		0.50%
Big Ridge ownership percentage		80.00%
Net smelter returns royalty percentage		1.50%
Amount received upon issuance of shares		$ 500,000
First Mining ownership percentage		20.00%
Springpole
Statement [Line Items]
Expenditures				$ 350,000
Ownership percenatge				100.00%
Cash and share payments				$ 250,000
Common share issued during period | shares										57,803	57,803
Common share issued during period, value											$ 12,000
Pickle Crow
Statement [Line Items]
Ownership percenatge											49.00%
Equity interest percentage in PC Gold		51.00%
PC Gold ownership percentage			80.00%
Additional equity interest percentage in PC Gold			10.00%
Cash received			$ 3,000,000
Residual interest rate in PC Gold			20.00%
Shares received | shares		100,000,000
Percentage of ownership reduced by		100% to 49%				additional 19% interest in PC Gold Inc. to Auteco from the Option – PC Gold balance which represented the fair value loss on the reduced 30% PC Gold ownership
Liability balance											$ 5,216,000	$ 4,347,000
Provision related to stage 2 earn in										$ 1,172,000		$ 990,000
Environmental reclamation funding percentage										30.00%	30.00%
Birch Lake Properties Acquisition
Statement [Line Items]
Cash payment	$ 350,000
Shares issued during period | shares	1,300,000,000,000
Expenditures	$ 1,750,000
Ownership percentage description	First Mining will hold a 51% interest in the Birch Lake Properties and will have an additional period of 2 years to acquire a further 29% interest in the Birch Lake Properties
Paying in cash for project	$ 400,000
Additional expenditures	$ 1,750,000
Ownership percenatge	80.00%
First Mining percentage rate	51.00%
Common share issued during period | shares										250,000	250,000
Common share issued during period, value											$ 50,000
Swain Post Property Option
Statement [Line Items]
Ownership percenatge								100.00%	100.00%
Common stock share issued | shares								388,267	388,267
Common stock share issued, value									$ 50,000
Cash and share payments								$ 335,000
Duparquet [Member]
Statement [Line Items]
Common share issued during period | shares										71,532,516	71,532,516